Schedule of Cash and Restricted Cash Reported in Financial Statements (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash	$ 1,918	$ 372		$ 2,137
Restricted cash included within prepaid expenses and other current assets	250	100		100
Restricted cash included deposits and other noncurrent assets	118	118
Total cash and restricted cash as shown in the consolidated statements of cash flows	$ 2,286	$ 590	$ 470	$ 2,237	$ 420